Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table provides information about the relationship between compensation actually paid to our Principal Executive Officer (“PEO”), Min J. Kim and other non-PEO Named Executive Officers (“NEOs”)(1) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

	2024	2023	2022
Summary Compensation Table (“SCT”) Total for PEO	$915,300	$1,147,263	$1,090,684
Compensation Actually Paid (“CAP”) to PEO	883,189	1,081,974	978,301
Average SCT Total for Non-PEO NEOs	408,703	473,911	482,718
Average Compensation Actually Paid to Non-PEO NEOs	486,773	472,546	435,993
Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)	144	98	87
Net Income ($ in thousands)	21,069	23,918	33,310
Return on Assets (“ROA”)	0.92%	1.13%	1.74%
Return on Equity (“ROE”)	10.68%	13.05%	19.57%
Efficiency Ratio	61.19%	57.59%	47.42%
Target Return on Assets (“ROA”)	1.01%	1.17%	1.70%
Target Return on Equity (“ROE”)	11.30%	13.52%	18.00%
Target Efficiency Ratio	57.35%	56.64%	46.00%

Company Selected Measure Name	Return on Assets (“ROA”)
Named Executive Officers, Footnote	(1) Non-PEO NEOs include Christine Y. Oh and Sang K. Oh.
PEO Total Compensation Amount	$ 915,300	$ 1,147,263	$ 1,090,684
PEO Actually Paid Compensation Amount	$ 883,189	1,081,974	978,301
Adjustment To PEO Compensation, Footnote
The following table presents amounts that were deducted from or added to SCT Total Compensation to calculate CAP to our PEO and average CAP to our non-PEO NEOs. The fair value of stock option awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	2024	2023	2022
SCT Total for PEO	$915,300	$1,147,263	$1,090,684
Equity Awards Reported in SCT	—	—	—
Year End Fair Value of Unvested Equity Awards Granted in the Year	—	—	—
Year over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years	—	(4,496)	(68,501)
Year to Vesting Date Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(32,111)	(60,793)	(43,882)
CAP to PEO	$883,189	$1,081,974	$978,301

Average SCT Total for Non-PEO NEOs	$408,703	$473,911	$482,718
Average Equity Awards Reported in SCT	—	(40,500)	(64,500)
Average Year End Fair Value of Unvested Equity Awards Granted in the Year	—	54,750	55,800
Average Year over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years	87,480	(2,835)	(28,800)
Average Year to Vesting Date Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(9,410)	(12,780)	(9,225)
Average CAP to Non-PEO NEOs	$486,773	$472,546	$435,993

Non-PEO NEO Average Total Compensation Amount	$ 408,703	473,911	482,718
Non-PEO NEO Average Compensation Actually Paid Amount	$ 486,773	472,546	435,993
Adjustment to Non-PEO NEO Compensation Footnote
The following table presents amounts that were deducted from or added to SCT Total Compensation to calculate CAP to our PEO and average CAP to our non-PEO NEOs. The fair value of stock option awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

	2024	2023	2022
SCT Total for PEO	$915,300	$1,147,263	$1,090,684
Equity Awards Reported in SCT	—	—	—
Year End Fair Value of Unvested Equity Awards Granted in the Year	—	—	—
Year over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years	—	(4,496)	(68,501)
Year to Vesting Date Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(32,111)	(60,793)	(43,882)
CAP to PEO	$883,189	$1,081,974	$978,301

Average SCT Total for Non-PEO NEOs	$408,703	$473,911	$482,718
Average Equity Awards Reported in SCT	—	(40,500)	(64,500)
Average Year End Fair Value of Unvested Equity Awards Granted in the Year	—	54,750	55,800
Average Year over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years	87,480	(2,835)	(28,800)
Average Year to Vesting Date Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(9,410)	(12,780)	(9,225)
Average CAP to Non-PEO NEOs	$486,773	$472,546	$435,993

Total Shareholder Return Amount	$ 144	98	87
Net Income (Loss)	$ 21,069,000	$ 23,918,000	$ 33,310,000
Company Selected Measure Amount	0.0092	0.0113	0.0174
PEO Name	Min J. Kim
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity (“ROE”)
Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Target Return on Assets (“ROA”)
Measure:: 4
Pay vs Performance Disclosure
Name	Target Return on Equity (“ROE”)
Measure:: 5
Pay vs Performance Disclosure
Name	Target Efficiency Ratio
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(4,496)	(68,501)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,111)	(60,793)	(43,882)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(40,500)	(64,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	54,750	55,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,480	(2,835)	(28,800)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,410)	$ (12,780)	$ (9,225)